Document and Entity Information	Jun. 16, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	23andMe Holding Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	223 N. Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	650
Local Phone Number	938-6300
Entity Information, Former Legal or Registered Name	VG Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 21, 2021, 23andMe Holding Co. (formerly known as VG Acquisition Corp.) filed a Current Report on Form 8-K (the “Original Report”) to report the closing of its business combination with 23andMe, Inc. and related matters under Items 1.01, 2.01, 3.02, 5.01, 5.02, 5.05, 5.06, and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Form 8-K/A is being filed to amend the Original Report to include additional matters related to the closing of the business combination under Items 3.03, 4.01, and 5.03 of Form 8-K and all information and exhibits included in the Original Report continue to apply, as supplemented by this Current Report on Form 8-K. Interested parties should refer to the Original Report for more information about the business combination. Capitalized terms used herein and not otherwise defined have the meaning set forth in the Original Report.
Entity Central Index Key	0001804591
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	MEUSW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	65 Bleecker Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012